Personnel expenses - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Discount rate	3.90%	3.50%	3.40%
Assumption of early pension withdrawal	20.00%	20.00%	20.00%
Expected salary increase	2.00%	2.00%	2.00%
Expected inflation	2.00%	2.00%	2.00%
Expected lifetime	DUS23	DUS23	DUS23
Expected turnover	5.00%	5.00%	5.00%